Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income loss	$ (3,864,307)	$ (4,071,132)	$ (23,087,172)	$ (11,299,066)
Net loss from discontinued operations	(6,724)	(345,601)	(853,223)	(1,025,120)
Net loss from continuing operations	(3,857,583)	(3,725,529)	(22,233,949)	(10,273,946)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Depreciation expenses			182,689	186,337
Amortization expenses			22,934	31,989
Interest expense			1,145,165
Non-cash lease expense			189,295	247,006
Share-based compensation			5,190,773
Gain on fair value adjustments of warrant			(1,903,436)
Change in fair value of derivative liability			(470,735)
Revert of bad debt expenses			7,088	(664)
Impairment loss			1,599,985
Loss on disposal of fixed assets			936	2,894
Gain on sale of investment securities		18,174		(432,980)
Equity in earnings of investee		6,610	11,640	(4,126)
Loss on debt extinguishment	666,641		666,641
Derivative expense			1,088,477
Write-off of inventory			1,487,493
Change in fair value of warrant liability			470,735
Decrease (Increase) in operating assets:
Prepaid expenses			126,564	(92,653)
Accounts receivable			(45,768)	(49,447)
Others Receivable			1,152,107	(39,557)
Inventory			924,661	(1,000,412)
Advances and prepayments to suppliers			142,528	(67,060)
Other current assets,				(68,114)
Other non current assets			29,217
Increase (Decrease) in operating liabilities:
Accounts payable			2,783,347	106,281
Notes payable			20,987
Others payable			599,867	(134,215)
Accrued expenses			380,623	73,739
Deferred revenue			(286,453)	616,204
Operating lease liabilities-current			(9,426)	(64,115)
Other current liabilities			(362,922)	(31,042)
Operating lease liabilities-Non-current			(144,733)	(173,252)
Other non-current liabilities			(41,867)	(135,276)
Net cash used by continuing operations			(7,746,272)	(11,302,409)
Net cash used by discontinued operations			(44,011)	(790,652)
Net cash used by operating activities			(7,790,283)	(12,093,061)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets			(20,757)	(41,416)
Purchase of intangible assets			(36,186)	(17,464)
Proceeds from disposal of investments				467,791
Repayment of loans receivable				15,593
Net cash provided (used) by continuing operations			(56,943)	424,504
Net cash provided (used) by discontinued operations			(5,123)	(137,798)
Net cash (used) by investing activities			(62,066)	286,706
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from capital contribution				9,834,301
Proceeds from bond			2,797,698
Proceeds from loans			3,706,344
Repayments to loans			(2,663,142)	(166,299)
Payments for finance leases			(40,709)	(69,288)
Proceeds from reverse recapitalization with AERWINS Inc., net			1,595,837
Net cash provided by continuing operations			5,396,028	9,598,714
Net cash provided by discontinued operations
Net cash provided by financing activities			5,396,028	9,598,714
Net decrease in cash and cash equivalents			(2,456,321)	(2,207,641)
Effects of exchange rates change on cash			1,203,469	(1,434,644)
Cash and cash equivalents at beginning of period			1,278,026	10,020,459		$ 10,020,459
Cash and cash equivalents at end of period	25,174	6,378,174	25,174	6,378,174	$ 10,020,459	1,278,026
Supplemental Disclosures of Cash Flow Information:
Income taxes				31,136
Net loss	(3,864,307)	(4,071,132)	(23,087,172)	(11,299,066)
Cash and cash equivalents at beginning of period held by discontinued operation
Cash and cash equivalents at ending of period held by discontinued operation
Cash paid (received) during period for:
Interest			14,094	20,025
Pono Capital Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income loss					4,585,547	2,732,973
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Dividends earned on marketable securities held in Trust Account						(1,702,524)
Formation costs paid by stockholder in form of capital contribution					229
Interest earned on marketable securities held in Trust Account					(3,213)
Offering costs allocated to warrants					505,696
Interest expense						8,321
Gain on fair value adjustments of warrant					(5,621,902)	(3,612,764)
Change in fair value of derivative liability					5,621,902	3,612,764
Change in fair value of Sponsor Working Capital Loan						(17,400)
Change in fair value of warrant liability					(5,621,902)	(3,612,764)
Decrease (Increase) in operating assets:
Prepaid expenses					(171,837)	146,087
Increase (Decrease) in operating liabilities:
Accounts payable						720,507
Accrued expenses and other current liabilities					125,821	252,559
Income tax payable						159,122
Franchise tax payable					120,647	79,353
Net cash used by operating activities					(459,012)	(1,233,766)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment of cash into Trust Account					(116,725,000)	(2,300,000)
Proceeds from Trust Account to pay income tax						130,000
Net cash (used) by investing activities					(116,725,000)	(2,170,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Sponsor Working Capital Loan						960,000
Proceeds from issuance of Class B common stock to Sponsor					25,000
Proceeds from sale of Units, net of underwriting discount paid					113,050,000
Proceeds from sale of Placement Units					5,216,750	2,300,000
Payment of offering costs					(770,143)
Net cash provided by financing activities					117,521,607	3,260,000
Net decrease in cash and cash equivalents					337,595	(143,766)
Cash and cash equivalents at beginning of period			$ 193,829	$ 337,595		337,595
Cash and cash equivalents at end of period					337,595	193,829
Supplemental disclosure of non-cash investing and financing activities
Remeasurement of Class A common stock to redemption amount						3,416,615
Proceeds in excess of initial fair value of working capital loan						792,600
Initial measurement of Placement Warrants						12,938
Deferred underwriting fee payable					3,450,000
Initial Classification of Class A common stock subject to redemption					116,725,000
Proceeds from promissory note and repayment					186,542
Supplemental Disclosures of Cash Flow Information:
Income taxes						130,000
Net loss					$ 4,585,547	$ 2,732,973